Recapitalization (Details) $ / shares in Units, $ in Thousands				3 Months Ended
	Mar. 20, 2023 USD ($) director $ / shares shares	Mar. 16, 2023 $ / shares shares	Mar. 13, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 $ / shares
Recapitalization
Transaction costs related to business combination				$ 4,000
Proceeds from issuance of Class A Ordinary Shares upon Closing of Business Combination				$ 56,683
Exchange ratio for Class A ordinary shares pursuant to the business combination | shares	108.083	108.083		108.083
Class A ordinary shares, par value per share | $ / shares	$ 0.0001	$ 0.0001			$ 0.001
Conversion of ordinary shares				$ 14,686
PIPE Subscription Agreement
Recapitalization
Conversion of ordinary shares			$ 20,099,500
Legacy Zura
Recapitalization
Class A ordinary shares, par value per share | $ / shares	$ 0.001
Legacy Zura | JATT Acquisition Corp
Recapitalization
Percentage of ownership interest acquired	100.00%
Transaction costs related to business combination	$ 56,700
Proceeds from issuance of Class A Ordinary Shares upon Closing of Business Combination	$ 4,000
Exchange ratio for Class A ordinary shares pursuant to the business combination | shares	108.083
Class A ordinary shares, par value per share | $ / shares	$ 0.0001
Number of Class A ordinary shares upon exercise of each warrant | shares	1
Number of directors appointed from the combined board | director	4
Total number of directors in the combined board of directors | director	7